LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
LEASES

NOTE 7: LEASES

Operating lease

We have two noncancelable operating leases for office facilities, one that we entered into January 2019 and that expires April 10, 2024 and another that we entered into in April 2022 and that expires April 30, 2024. Each operating lease has a renewal option and a rent escalation clause. We relocated to the expanded square footage of the premises that are the subject of the April 2022 lease to support our growing operations, and entered into a commission agreement with the landlord of the building to sublet the premises that are the subject of the January 2019 lease.

We recognized total lease expense of approximately $83,339 and $24,000 for the six months ended June 30, 2022 and 2021, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of June 30, 2022 and December 31, 2021, we recorded a security deposit of $10,000.

At June 30, 2022, future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year were as follows:

Total
Year Ended December 31,
2022 (excluding the six months ended June 30, 2022)	63,650
2023	131,150
Thereafter	-
194,800
Less: Imputed interest	(11,880)
Operating lease liabilities	182,920

Operating lease liability - current	118,848
Operating lease liability - non-current	$64,072

The following summarizes other supplemental information about our operating leases as of June 30, 2022:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	1.54

Financing leases

We lease computer and hardware under non-cancellable capital leases. The term of those capital leases is 3 years and annual interest rate is 12%. At June 30, 2022 and December 31, 2021, the capital lease obligations included in current liabilities were $41,914 and $72,768, respectively, and capital lease obligations included in long-term liabilities were $0 and $10,341, respectively. As of June 30, 2022 and December 31, 2021, we recorded a security deposit of $10,944.

At June 30, 2022, future minimum lease payments under the finance lease obligations, are as follows:

Total

2022 (excluding the six months ended June 30, 2022)	$33,285
2023	10,496
Thereafter	-
43,781
Less: Imputed interest	(1,867)
Finance lease liabilities	41,914

Finance lease liability	41,914
Finance lease liability - non-current	$-

As of June 30, 2022 and December 31 2021, finance lease assets are included in property and equipment as follows:

	June 30,	December 31,
	2022	2021
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(231,156)	(192,928)
Finance lease assets, net of accumulated depreciation	$36,128	$74,356

NOTE 8: LEASES

Operating lease

We have noncancelable operating leases for our office facility that expire in 2024. The operating lease has renewal options and rent escalation clauses. On July 1, 2020, the Company renegotiated the office lease to obtain rent expense relief for the months of April 2020 – December 2020.

Lease right-of-use assets represent the right to use an underlying asset pursuant to the lease for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Lease right-of-use assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our estimated incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. We combine lease and certain non-lease components in determining the lease payments subject to the initial present value calculation. Lease right-of-use assets include upfront lease payments and exclude lease incentives, if applicable. When lease terms include an option to extend the lease, we have not assumed the options will be exercised.

Lease expense for operating leases generally consist of both fixed and variable components. Expense related to fixed lease payments are recognized on a straight-line basis over the lease term. Variable lease payments are generally expensed as incurred, where applicable, and include agreed-upon changes in rent, certain non-lease components, such as maintenance and other services provided by the lessor, and other charges included in the lease. Leases with an initial term of twelve months or less are not recorded on the balance sheet. We recognized total lease expense of approximately $97,385 and $100,910 for the years ended December 31, 2021 and 2020, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of December 31, 2021 and 2020, the Company recorded security deposit of $10,000. We entered into our operating lease in January 2019.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2021 were as follows:

Total
Year Ended December 31,
2022	127,300
2023	131,150
Thereafter	-
258,450
Less: Imputed interest	(20,488)
Operating lease liabilities	237,962

Operating lease liability - current	112,322
Operating lease liability - non-current	$125,640

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2021:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	2.04

Finance lease

The Company leases computer and hardware under non-cancellable capital lease arrangements. The term of those capital leases is 3 years and annual interest rate is 12%. At December 31, 2021 and 2020, capital lease obligations included in current liabilities were $72,768 and $90,565, respectively, and capital lease obligations included in long-term liabilities were $10,341 and $83,109, respectively. As of December 31, 2021 and 2020, the Company recorded security deposit of $10,944. During the years ended December 31, 2021 and 2020, the Company paid interest expense of $15,967 and $22,892, respectively.

At December 31, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total

2022	78,379
2023	10,496
Thereafter	-
88,875
Less: Imputed interest	(5,766)
Finance lease liabilities	83,109

Finance lease liability	72,768
Finance lease liability - non-current	$10,341

As of December 31, 2021 and 2020, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2021	2020
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(192,928)	(87,337)
Finance lease assets, net of accumulated depreciation	$74,356	$179,947